LAND USE RIGHTS, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2019	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Land use right, net	$ 121,696			$ 126,149
Amortization expense	1,552	$ 1,671
Operating Lease Arrangement [Member] | Loans [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Land use right, net	31,219			32,061
Operating Lease Arrangement [Member] | Lenders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Land use right, net	$ 14,300			$ 14,811
Operating Lease Arrangement [Member] | FAW Jilin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Land use right, net			$ 88,380
Operating lease description			One lease is for commercial land use and expires in 2050. The other two leases are for industrial use and expire in 2061 and 2062, respectively. The land use rights provided a total area of 13 million square feet.